Net interest income (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Calculated using the effective interest rate method
Cash and balances with central banks	$ 46	$ 15	$ 15
Collateral paid	$ 4	6	10
Collateral paid, percentage movement from prior period	(33.00%)
Collateral paid, percentage movement from same period in prior year	(60.00%)
Investment securities	$ 506	574	626
Investment securities, percentage movement from prior period	(12.00%)
Investment securities, percentage movement from same period in prior year	(19.00%)
Loans	$ 9,547	10,063	10,693
Loans, percentage movement from prior period	(5.00%)
Loans, percentage movement from same period in prior year	(11.00%)
Other financial assets			2
Other financial assets, percentage movement from same period in prior year	(100.00%)
Assets held for sale	$ 6	63	65
Assets held for sale, percentage movement from prior period	(90.00%)
Assets held for sale, percentage movement from same period in prior year	(91.00%)
Total interest income calculated using the effective interest rate method	$ 10,109	10,721	11,411
Total interest income calculated using the effective interest rate method, percentage movement from prior period	(6.00%)
Total interest income calculated using the effective interest rate method, percentage movement from same period in prior year	(11.00%)
Other
Net ineffectiveness on qualifying hedges	$ (27)	22	(68)
Net effectiveness on qualifying hedges, percentage movement from same period in prior year	(60.00%)
Trading securities and financial assets measured at FVIS and loans	$ 123	101	91
Trading securities and financial assets designated at fair value, percentage movement from prior period	22.00%
Trading securities and financial assets designated at fair value, percentage movement from same period in prior year	35.00%
Total other	$ 96	123	23
Other, percentage movement from prior period	(22.00%)
Total interest income	$ 10,205	10,844	11,434
Interest income, percentage movement from prior period	(6.00%)
Interest income, percentage movement from same period of prior year	(11.00%)
Calculated using the effective interest rate method
Collateral received	$ (4)	(2)	(2)
Collateral received, percentage movement from prior period	100.00%
Collateral received, percentage movement from same period in prior year	100.00%
Deposits and other borrowings	$ (712)	(730)	(1,071)
Deposits and other borrowings, percentage movement from prior period	(2.00%)
Deposits and other borrowings, percentage movement from same period in prior year	(34.00%)
Debt issues	$ (851)	(904)	(957)
Debt issues, percentage movement from prior period	(6.00%)
Debt issues, percentage movement from same period in prior year	(11.00%)
Loan capital	$ (440)	(440)	(409)
Loan capital, percentage movement from same period in prior year	8.00%
Other financial liabilities	$ (45)	(83)	(29)
Other financial liabilities, percentage movement from prior period	(46.00%)
Other financial liabilities, percentage movement from same period in prior year	55.00%
Liabilities held for sale		(3)	(8)
Liabilities held for sale, percentage movement from prior period	(100.00%)
Liabilities held for sale, percentage movement from same period in prior year	(100.00%)
Total interest expense calculated using the effective interest rate method	$ (2,052)	(2,162)	(2,476)
Interest expense, percentage movement from prior period	(5.00%)
Interest expense, percentage movement from same period of prior year	(17.00%)
Other
Deposits and other borrowings	$ (49)	(31)	(36)
Deposits and other borrowings, percentage movement from prior period	58.00%
Deposits and other borrowings, percentage movement from same period in prior year	36.00%
Trading liabilities	$ 452	157	(279)
Trading liabilities, percentage movement from prior period	188.00%
Debt issues	$ (31)	(35)	(29)
Debt issues, percentage movement from prior period	(11.00%)
Debt issues, percentage movement from same period in prior year	7.00%
Bank levy	$ (177)	(197)	(195)
Bank levy, percentage movement from prior period	(10.00%)
Bank levy, percentage movement from same period in prior year	(9.00%)
Other interest expense	$ (60)	(66)	(70)
Other interest expense, percentage movement from prior period	(9.00%)
Other interest expense, percentage movement from same period in prior year	(14.00%)
Liabilities held for sale			(1)
Liabilities held for sale, percentage movement from same period in prior year	(100.00%)
Total other	$ 135	(172)	(610)
Total interest expense	$ (1,917)	(2,334)	(3,086)
Interest expense, percentage movement from prior period	(18.00%)
Interest expense, percentage movement from same period of prior year	(38.00%)
Net interest income	$ 8,288	8,510	8,348
Net interest income, percentage movement from prior period	(3.00%)
Net interest income, percentage movement from same period of prior year	(1.00%)
Increase in interest income related to compliance, regulation and remediation costs	$ 9
Decrease in interest income related to compliance, regulation and remediation costs		$ 57	$ 49